Other Financial Assets - Summary of Changes in Other Financial Assets (Details) $ in Thousands	12 Months Ended
Mar. 31, 2018 CAD ($)
Disclosure Of Financial Assets [Line Items]
Beginning balance	$ 24,030
Additions	22,439
Fair Value Through Other Comprehensive Income	38,673
Fair Value Through Profit or Loss	78,172
Interest revenue	149
Ending balance	$ 163,463
TerrAscend Corp | Warrants
Disclosure Of Financial Assets [Line Items]
Accounting method	FVTPL
Additions	$ 7,540
Fair Value Through Profit or Loss	67,614
Ending balance	$ 75,154
AusCann Group Holdings Ltd. | Shares
Disclosure Of Financial Assets [Line Items]
Accounting method	FVOCI
Beginning balance	$ 18,328
Additions	1,214
Fair Value Through Other Comprehensive Income	19,544
Ending balance	$ 39,086
AusCann Group Holdings Ltd. | Options
Disclosure Of Financial Assets [Line Items]
Accounting method	FVTPL
Beginning balance	$ 5,702
Fair Value Through Profit or Loss	4,785
Ending balance	$ 10,487
James E. Wagner Cultivation Ltd. | Warrants
Disclosure Of Financial Assets [Line Items]
Accounting method	FVTPL
Additions	$ 112
Fair Value Through Profit or Loss	702
Ending balance	$ 814
James E. Wagner Cultivation Ltd. | Shares
Disclosure Of Financial Assets [Line Items]
Accounting method	FVTOCI
Additions	$ 3,863
Fair Value Through Other Comprehensive Income	6,728
Ending balance	$ 10,591
James E. Wagner Cultivation Ltd. | Royalty Interest
Disclosure Of Financial Assets [Line Items]
Accounting method	amortized cost
Additions	$ 2,500
Interest revenue	162
Ending balance	$ 2,662
Agripharm Corp. | Warrants
Disclosure Of Financial Assets [Line Items]
Accounting method	FVTPL
Additions	$ 586
Fair Value Through Profit or Loss	(139)
Ending balance	$ 447
Agripharm Corp. | Royalty Interest
Disclosure Of Financial Assets [Line Items]
Accounting method	amortized cost
Additions	$ 2,414
Interest revenue	(88)
Ending balance	$ 2,326
Vapium Incorporated | Shares
Disclosure Of Financial Assets [Line Items]
Accounting method	cost
Additions	$ 1,210
Ending balance	$ 1,210
Radicle Medical Marijuana Inc | Repayable Debenture
Disclosure Of Financial Assets [Line Items]
Accounting method	amortized cost
Additions	$ 3,000
Interest revenue	75
Ending balance	$ 3,075
HydRx Farms Ltd. | Warrants
Disclosure Of Financial Assets [Line Items]
Accounting method	FVTPL
Fair Value Through Profit or Loss	$ 5,210
Ending balance	$ 5,210
HydRx Farms Ltd. | Shares
Disclosure Of Financial Assets [Line Items]
Accounting method	FVTOCI
Fair Value Through Other Comprehensive Income	$ 12,401
Ending balance	$ 12,401